COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Oct. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Employee Benefits

Monthly Revenues (in millions)	Base Salary Increase
$1.00	$130,000
$1.50	$200,000
$2.00	$275,000
$3.50	$630,000
$5.00	$900,000